EMPLOYEE FUTURE BENEFITS (Details 4) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Amortization of employee future benefits	CAD (0.1)	CAD (0.3)	CAD 0.0
Net gain (loss)	8.0	(14.7)	26.7
Settlement gain on special pension portability election	0.0	0.0	(2.6)
Net amount recognized in other comprehensive income (loss)	7.9	(15.0)	24.1
Other Benefit Plans [Member]
Amortization of employee future benefits	0.3	0.0	0.0
Net gain (loss)	10.9	(21.2)	0.1
Net amount recognized in other comprehensive income (loss)	CAD 11.2	CAD (21.2)	CAD 0.1